Cover	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	FEDERAL HOME LOAN BANK OF INDIANAPOLIS
Entity File Number	000-51404
Entity Tax Identification Number	35-6001443
Entity Incorporation, State or Country Code	X1
Entity Address, Address Line One	8250 Woodfield Crossing Blvd.
Entity Address, City or Town	Indianapolis
Entity Address, Postal Zip Code	46240
Local Phone Number	465-0200
City Area Code	(317)
Entity Address, State or Province	IN
Soliciting Material	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001331754
Document Period End Date	Sep. 28, 2026
Document Information [Line Items]
Document Period End Date	Sep. 28, 2026